Note 8 - Share-based Compensation - Warrant Assumptions (Details) - Warrants [member]	Jun. 30, 2024	Jun. 30, 2023
Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Unobservable input	85	85
Share price [member]
Statement Line Items [Line Items]
Unobservable input	0.42
Minimum [Member] | Expected term [member]
Statement Line Items [Line Items]
Unobservable input	5	5
Minimum [Member] | Risk free interest rate [member]
Statement Line Items [Line Items]
Unobservable input	0.0471	0.0397
Maximum [Member] | Expected term [member]
Statement Line Items [Line Items]
Unobservable input	7	7
Maximum [Member] | Risk free interest rate [member]
Statement Line Items [Line Items]
Unobservable input	0.0472	0.0413
Maximum [Member] | Share price [member]
Statement Line Items [Line Items]
Unobservable input		1.5353